Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000102285 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102285 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102285 | Plexus Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102285 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102285 | Garmin, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102285 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102285 | Akamai Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102285 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102285 | Royal Caribbean Cruises, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102285 | InterDigital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102285 | Baa1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102285 | Ba1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102285 | Baa2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102285 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102285 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000102285 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102285 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000102285 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000102285 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000102285 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102285 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000102285 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102285 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102285 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102285 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102285 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000102285 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000102285 | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000111287 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000111287 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000111287 | FTAI Aviation Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000111287 | Freshpet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000111287 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000111287 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000111287 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000111287 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000111287 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111287 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000111287 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.47%
C000111287 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.48%
C000111287 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000111287 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000111287 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111287 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.33%
C000111287 | Financial
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000111287 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000111287 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000111287 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000111287 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000111287 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000111287 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000111287 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111287 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	25.05%
C000111288 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000111288 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000111288 | FTAI Aviation Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000111288 | Freshpet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000111288 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000111288 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000111288 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000111288 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000111288 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111288 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000111288 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.47%
C000111288 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.48%
C000111288 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000111288 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000111288 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111288 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.33%
C000111288 | Financial
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000111288 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000111288 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000111288 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000111288 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000111288 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000111288 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000111288 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111288 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	25.05%
C000111289 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000111289 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000111289 | FTAI Aviation Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000111289 | Freshpet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000111289 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000111289 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000111289 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000111289 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000111289 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111289 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000111289 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.47%
C000111289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.48%
C000111289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000111289 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000111289 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.33%
C000111289 | Financial
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000111289 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000111289 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000111289 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000111289 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000111289 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000111289 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000111289 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111289 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	25.05%
C000111290 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000111290 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000111290 | FTAI Aviation Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000111290 | Freshpet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000111290 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000111290 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000111290 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000111290 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000111290 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111290 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000111290 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.47%
C000111290 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.48%
C000111290 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000111290 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000111290 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111290 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.33%
C000111290 | Financial
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000111290 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000111290 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000111290 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000111290 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000111290 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000111290 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000111290 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111290 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	25.05%
C000144476 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000144476 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.04%
C000144476 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C000144476 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000144476 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000144476 | Broadcom, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000144476 | WaVe Life Sciences, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000144476 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000144476 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000144476 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000144476 | Technology
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000144476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.47%
C000144476 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000144476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.18%
C000144476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000144476 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144476 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000144476 | Financial
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000144476 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000144476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000144476 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000144476 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000144476 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	53.55%
C000109813 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000109813 | Samsung Biologics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000109813 | Singapore Exchange, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109813 | Sanlam, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109813 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109813 | Bank Central Asia Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109813 | L&T Technology Services, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109813 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109813 | DBS Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109813 | Novatek Microelectronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109813 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000109813 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000109813 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000109813 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000109813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109813 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000109813 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000109813 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109813 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109813 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109813 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000109813 | ADR
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000109813 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109813 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109812 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000109812 | Samsung Biologics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000109812 | Singapore Exchange, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109812 | Sanlam, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109812 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109812 | Bank Central Asia Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109812 | L&T Technology Services, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109812 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109812 | DBS Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109812 | Novatek Microelectronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109812 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000109812 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000109812 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000109812 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000109812 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109812 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109812 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109812 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000109812 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000109812 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109812 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109812 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109812 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000109812 | ADR
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000109812 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109812 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253515 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253515 | Samsung Biologics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253515 | Singapore Exchange, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253515 | Sanlam, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253515 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253515 | Bank Central Asia Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253515 | L&T Technology Services, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253515 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253515 | DBS Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253515 | Novatek Microelectronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253515 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000253515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000253515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000253515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253515 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253515 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253515 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000253515 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253515 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253515 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253515 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000253515 | ADR
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253515 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253515 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167155 | Credicorp, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167155 | WH Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167155 | Salik Co. PJSC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167155 | Melco International Development, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167155 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167155 | Shangri-La Asia, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167155 | Moneta Money Bank AS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167155 | First Pacific Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167155 | XP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000167155 | DFI Retail Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000167155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000167155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000167155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000167155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000167155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000167155 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167155 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167155 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000167155 | ADR
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000167155 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167155 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167154 | Credicorp, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167154 | WH Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167154 | Salik Co. PJSC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167154 | Melco International Development, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167154 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167154 | Shangri-La Asia, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167154 | Moneta Money Bank AS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167154 | First Pacific Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167154 | XP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000167154 | DFI Retail Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000167154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000167154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000167154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000167154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000167154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000167154 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167154 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167154 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000167154 | ADR
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000167154 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167154 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253516 | Credicorp, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253516 | WH Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253516 | Salik Co. PJSC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253516 | Melco International Development, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253516 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253516 | Shangri-La Asia, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253516 | Moneta Money Bank AS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253516 | First Pacific Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253516 | XP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253516 | DFI Retail Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000253516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000253516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253516 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253516 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000253516 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253516 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253516 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253516 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000253516 | ADR
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000253516 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253516 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144477 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000144477 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.04%
C000144477 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C000144477 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000144477 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000144477 | Broadcom, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000144477 | WaVe Life Sciences, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000144477 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000144477 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000144477 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000144477 | Technology
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000144477 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.47%
C000144477 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000144477 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.18%
C000144477 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000144477 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144477 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000144477 | Financial
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000144477 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000144477 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000144477 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000144477 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000144477 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	53.55%
C000144478 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000144478 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.04%
C000144478 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C000144478 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000144478 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000144478 | Broadcom, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000144478 | WaVe Life Sciences, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000144478 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000144478 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000144478 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000144478 | Technology
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000144478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.47%
C000144478 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000144478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.18%
C000144478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000144478 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144478 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000144478 | Financial
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000144478 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000144478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000144478 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000144478 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000144478 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	53.55%
C000144479 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000144479 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.04%
C000144479 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C000144479 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000144479 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000144479 | Broadcom, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000144479 | WaVe Life Sciences, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000144479 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000144479 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000144479 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000144479 | Technology
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000144479 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.47%
C000144479 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000144479 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.18%
C000144479 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000144479 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144479 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000144479 | Financial
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000144479 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000144479 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000144479 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000144479 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000144479 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	53.55%
C000111283 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000111283 | Western Alliance Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000111283 | LendingTree, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000111283 | Finwise Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111283 | Mechanics Bank/Walnut Creek CA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000111283 | First Internet Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000111283 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111283 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000111283 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000111283 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000111283 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111283 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000111283 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000111283 | Financials
Holdings [Line Items]
Percent of Net Asset Value	85.21%
C000111283 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000111283 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	33.37%
C000111284 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000111284 | Western Alliance Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000111284 | LendingTree, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000111284 | Finwise Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111284 | Mechanics Bank/Walnut Creek CA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000111284 | First Internet Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000111284 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111284 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000111284 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000111284 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000111284 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111284 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000111284 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000111284 | Financials
Holdings [Line Items]
Percent of Net Asset Value	85.21%
C000111284 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000111284 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	33.37%
C000111285 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000111285 | Western Alliance Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000111285 | LendingTree, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000111285 | Finwise Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111285 | Mechanics Bank/Walnut Creek CA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000111285 | First Internet Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000111285 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111285 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000111285 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000111285 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000111285 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111285 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000111285 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000111285 | Financials
Holdings [Line Items]
Percent of Net Asset Value	85.21%
C000111285 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000111285 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	33.37%
C000111286 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000111286 | Western Alliance Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000111286 | LendingTree, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000111286 | Finwise Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111286 | Mechanics Bank/Walnut Creek CA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000111286 | First Internet Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000111286 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111286 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000111286 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000111286 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000111286 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111286 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000111286 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000111286 | Financials
Holdings [Line Items]
Percent of Net Asset Value	85.21%
C000111286 | Sector Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000111286 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	33.37%
C000211491 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000211491 | Skyworks Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000211491 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000211491 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000211491 | Nice, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000211491 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000211491 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000211491 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000211491 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000211491 | Carlyle Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000211491 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.82%
C000211491 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.34%
C000211491 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000211491 | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000211491 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000211491 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000211491 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000211491 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000211491 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000211491 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000211491 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000211491 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000211491 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000211491 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000211491 | Internet
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000211491 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000211491 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000211491 | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211491 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.79%
C000211491 | Software
Holdings [Line Items]
Percent of Net Asset Value	18.15%
C000211491 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000211491 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000211491 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000211491 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.28%
C000211491 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000082313 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000082313 | Skyworks Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000082313 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000082313 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000082313 | Nice, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000082313 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000082313 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000082313 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000082313 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000082313 | Carlyle Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000082313 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.82%
C000082313 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.34%
C000082313 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000082313 | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000082313 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000082313 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000082313 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000082313 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000082313 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000082313 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000082313 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000082313 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000082313 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000082313 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082313 | Internet
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000082313 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000082313 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000082313 | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082313 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.79%
C000082313 | Software
Holdings [Line Items]
Percent of Net Asset Value	18.15%
C000082313 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000082313 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082313 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000082313 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.28%
C000082313 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000211492 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000211492 | Ibstock PLC
Holdings [Line Items]
Percent of Net Asset Value	6.98%
C000211492 | Colliers International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000211492 | ABM Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000211492 | Cushman & Wakefield PLC
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000211492 | Genpact, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000211492 | Ituran Location and Control, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000211492 | ISS A/S
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000211492 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000211492 | Premium Brands Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000211492 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.07%
C000211492 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.91%
C000211492 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000211492 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211492 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	25.54%
C000211492 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000211492 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000211492 | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000211492 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000211492 | REITS
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000211492 | Manufactured Goods
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000211492 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000211492 | Food
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000211492 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000211492 | Packaging&Containers
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000211492 | Computers
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000211492 | Electrical Compo&Equip
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000211492 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000211492 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000211492 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	33.84%
C000211492 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000211492 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	33.35%
C000082314 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000082314 | Ibstock PLC
Holdings [Line Items]
Percent of Net Asset Value	6.98%
C000082314 | Colliers International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082314 | ABM Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000082314 | Cushman & Wakefield PLC
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000082314 | Genpact, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000082314 | Ituran Location and Control, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000082314 | ISS A/S
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000082314 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000082314 | Premium Brands Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000082314 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.07%
C000082314 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.91%
C000082314 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000082314 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000082314 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	25.54%
C000082314 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000082314 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000082314 | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000082314 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000082314 | REITS
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000082314 | Manufactured Goods
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000082314 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000082314 | Food
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000082314 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000082314 | Packaging&Containers
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000082314 | Computers
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000082314 | Electrical Compo&Equip
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000082314 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000082314 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000082314 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	33.84%
C000082314 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000082314 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	33.35%